Fair value of financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Fair Value Of Financial Instruments
Schedule of fair value of financial instruments

The Company’s financial instruments comprise the following:

		Consolidated Group
	Notes	2024 A$	2023 A$
Cash and cash equivalents		275,875	3,174,700
Trade and other receivables	(a)	904,564	1,288,513
Term deposits with financial institutions	(b)	29,942	69,942
Trade and other payables	(a)	(1,252,503)	(2,507,573)
Lease liabilities		(332,578)	(417,743)
Borrowings	(c)	(271,600)	(301,600)
		(646,300)	1,306,239

(a)	The fair values are a close approximation of the carrying amounts for trade and other receivables and payables on account of the short term maturity cycle.
(b)	The fair values are a close approximation of the carrying amounts for term deposits as these deposits are interest bearing and are rolled over at short maturity.
(c)	Borrowings relate to ASX convertible notes (refer to Note 17).